Other Operating Expenses (Income)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other Operating Expenses (Income)	Other Operating Expenses (Income)

	For the year ended December 31, 2020	For the year ended December 31, 2019
	$	$
Other operating expenses (income) by nature
Employees and directors benefit expenses (a)	3,079	—
Professional fees	1,736	2,357
Rent, insurance and office expenses	337	49
Investors relations and promotional expenses	154	—
Public company expenses	116	—
Other expenses	28	42
Change in fair value of gold prepay loan	(5,454)	(4,290)
Listing expenses	23,492	—
	23,488	(1,842)

(a) Employee benefit expenses comprise the following:
Salaries and wages	337	—
Share-based compensation	2,742	—
	3,079	—